Income Taxes	12 Months Ended
May 31, 2026
Income Tax Disclosure [Abstract]
Income Taxes

17.	INCOME TAXES
Cayman Islands& the British Virgin Islands (“BVI”)
The Company and East Buy are tax-exempted companies incorporated in the Cayman Islands. Under the current law of the Cayman Islands, the Company, East Buy and New Oriental Cultural Tourism Group Inc. are not subject to income, corporate or capital gains tax, and the Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to the Cayman Islands income or corporation tax.
The Company’s subsidiary, Abundant State Limited and HCM IX Capital Limited, are incorporated in BVI and are not subject to income tax.
United States (“US”)
Walkite International Academy (U.S.A.) Co., Ltd. and Blingabc (US) are incorporated in the US and are subject to federal income tax and state income tax at 21% and 8.8%, respectively.
United Kingdom (“UK”)
Walkite International Academy Co., Ltd. and New Oriental Vision Overseas Consulting (U.K.) Ltd. are incorporated in the UK and are subject to income tax rate at 19%.
Australia
New Oriental Vision Overseas Consulting Australia Pty Ltd. and East Buy Global Shopping Pty Ltd. are incorporated in Australia and is subject to income tax rate at 30%.
Canada
Walkite International Academy (Canada) Co., Ltd. and New Oriental Vision Overseas Consulting Canada Inc. are incorporated in Canada and are subject to income tax rate at 15% in federal and 11.5% in provincial.
Japan
New Oriental Vision Overseas (JPN) Co., Ltd were established in Japan and subject to the Japan profit tax rate at 23.2%.
Hong Kong
Smart Shine, Winner Park, Elite Concept, One World Limited, Garden House Limited, Xuncheng Tech, Asia Pacific Montessori Education Co., Ltd. (“Asia Pacific”), Dongfang Youbo (HK) Education Limited (“Dongfang Youbo (HK) “), Hong Kong New Oriental Vision Overseas Limited, New Oriental Vision Overseas (HK) Education Limited, Blingabc, New Oriental Cultural Tourism Group Holding Limited and East Buy Global Shopping (Hong Kong) Limited are incorporated in Hong Kong. Under the current Hong Kong Inland Revenue Ordinance, from the year of assessment 2018/2019 onwards, the subsidiaries in Hong Kong are subject to profits tax at the rate of 8.25% on assessable profits up to HK$2 million; and 16.5% on any part of assessable profits over HK$2 million. No provision in above subsidiaries for Hong Kong profit tax has been made in the consolidated financial statements as they do not have any assessable income for the years ended May 31, 2024, 2025 and 2026, except for provision of US$1,738 and US$2,447 by Smart Shine for the year ended May 31, 2025 and 2026, US$2,239 and US$2,965 by Elite Concept for the years ended May 31, 2025 and 2026, respectively, US$377 and US$251 by Hong Kong New Oriental Vision Overseas Limited for the year ended May 31, 2025 and 2026 and US$969 by Blingabc for the year ended May 31, 2025. Elite and Smart Shine received dividends of nil, US$421,471 and US$133,769 for the years ended May 31, 2024, 2025 and 2026, respectively. Withholding taxes of US$4,227, US$18,592 and US$7,342 in connection with the dividends were fully paid for the years ended May 31, 2024, 2025 and 2026, respectively.

PRC
The Company’s PRC subsidiaries, the VIEs, the VIEs’ subsidiaries and schools are subject to 25% standard enterprise income tax (“EIT”) except for those accepted as qualified for small-scale enterprises, or granted preferential tax treatment.
Significant components of provision for income taxes for the years ended May 31, 2024, 2025 and 2026 were as follows:

	For the years ended May 31,
	2024	2025	2026
	US$	US$	US$
Current:
PRC	130,927	175,611	204,197

Deferred:
PRC	(21,237)	(29,317)	(8,086)

Total provision for income taxes	109,690	146,294	196,111

Enterprises that qualify as a high and new technology enterprise (“HNTE”) are subject to a tax rate of 15%.
Beijing Hewstone, Beijing Decision, Beijing Pioneer, Beijing Smart Wood, Dexin Dongfang
,
 Beijing
Be-linked
Online Education Company Limited, Beijing Bright Future Education&Technology Company Limited, Beijing Chuangying Oriental Technology Co., Ltd (“Beijing Chuangying”) and Beijing Zhiyuan Hangcheng Software Technology Company Limited (“Beijing Zhiyuan”) continued to qualify as HNTE, while Beijing Huizhi Yiread Technology Co., Ltd.( Beijing Huizhi) obtained HNTE qualification certificate on December 2025. The aforementioned entities were subject to a tax rate of
 15%
for the year ended May 31, 2026.
Hainan Dongfang Zhixin Technology Company Limited, Zhuhai Zekai Software Technology Company Limited, Zhuhai Chongshengheli Network Technology Co., Ltd, and
Xizang
Tianli enjoyed the EIT tax rate of 15% because of the preferential corporate income tax policies for local tax concessions.
Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Beijing Zhiyuan and Beijing Chuangying are qualified as NESE and enjoy the EIT tax benefit from January 2019 to December 2023. After expiration, Beijing Zhiyuan and Beijing Chuangying qualified as “HNTE” and subject to a tax rate of
 15%. Beijing Yuda Oriental Software Technology Company Limited is qualified as NESE and enjoy the EIT tax benefit from January 2023 to December 2027. Beijing Dongfang Sihong Technology Co., Ltd. is qualified as NESE and enjoy the EIT tax benefit from January 2025 to December 2029.
Since its establishment through May 31, 202
6
, Beijing Haidian School was not required by the governing tax bureau to pay any EIT. If Beijing Haidian School is required to pay EIT in the future, this could have material impact to the Group’s consolidated financial statements. However, the Group believes that it is not more likely than not that any change to the tax treatment of Beijing Haidian School shall be prospectively applied.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2025	2026
	US$	US$
Deferred tax assets
Allowance for doubtful accounts	28,462	30,043
Accrued expenses	77,786	93,025
Net operating loss carry-forward	254,914	231,187

Total deferred tax assets	361,162	354,255

Less: valuation allowance	(263,230)	(248,984)

Total deferred tax assets, net	97,932	105,271

Deferred tax liabilities
Acquired assets	2,557	1,764
Tax impact from the unrealized gain on long-term investments	11,617	12,330

Total deferred tax liabilities	14,174	14,094

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ earnings within the Group.
The Group determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe it will ultimately be realized, was US$263,230 and US$248,984 as of May 31, 2025 and 2026, respectively.
As of May 31, 202
6
,
the Group had net operating loss carried-forwards of US$1,098,377 from the Company’s PRC subsidiaries, the VIEs, the VIEs’ subsidiaries and schools which will expire during the period from
2026
to
2031
except for those arose from HNTEs, which will expire during the period from 202
6
to 203
6
.
A reconciliation of the provision for income taxes computed by applying the PRC EIT rates of 25% for the years ended May 31, 2024 and 2025 to income before provision for income tax and the actual provision for income tax is as follows:

	For the years ended May 31,
	2024	2025
	US$	US$
Income before income taxes and loss from equity method investments	493,841	536,384
PRC statutory income tax rate	25%	25%
Income tax at statutory income tax rate	123,460	134,096
Effect of non-deductible expenses and loss and super deduction expenses	68,741	44,173
Effect of income tax exemptions and preferential tax rates	(24,810)	(26,561)
Effect of income tax rate difference in other jurisdictions	(9,086)	(804)
Changes in valuation allowance	(48,615)	(4,610)

Provision for income taxes	109,690	146,294

Upon adoption of ASU 2023-09, as described in Note 2, reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the year ended May 31, 2026 is as follows:

	For the year ended May 31, 2026
	Amount	Percentage
Income before income taxes and loss from equity method investments	730,549
Chinese mainland EIT rate	182,637	25.0%
Other jurisdictions’ tax effects	(3,702)	(0.5)%
Changes in valuation allowance	19,424	2.6%
Non-taxable or non-deductible items
Share-based compensation	15,795	2.2%
Others	8,048	1.1%
Other adjustments
Effect of R&D super-deduction	(9,408)	(1.3)%
Effect on tax holiday and preferential tax treatment	(24,025)	(3.3)%
Others	7,342	1.0%

Effective tax rate for the Group	196,111	26.8%

For the year ended May 31, 2026, substantially all income taxes paid by the Group were in Chinese mainland.
If the WFOEs and certain subsidiaries and schools of the VIEs did not enjoy income tax exemptions and preferential tax rates, tax expense would have increased by US$
11,149, US$13,351 and US$15,157 for the years ended May 31, 2024, 2025 and 2026, respectively. The decrease in basic net income per common share would have been US$0.01, US$0.01 and US$0.01 for the years ended May 31, 2024, 2025 and 2026. The decrease in diluted net income per common share would have been US$0.01, US$0.01 and US$0.01 for the years ended May 31, 2024, 2025 and 2026.
Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC
subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on their worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered the PRC residents.
If the Company were to be a
non-resident
for the PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by the PRC schools and subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Elite Concept and Smart Shine enjoy a preferential tax rate of 5% under the tax treaty treatment.
Aggregate undistributed earnings of the Company’s PRC subsidiaries, the VIEs, the VIEs’ subsidiaries and schools that are available for distribution were US$2,536,432 and US$3,126,185 as of May 31, 2025 and 2026, respectively. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant PRC subsidiaries, the VIEs, the VIEs’ subsidiaries and schools do not intend to declare further dividends out of remaining earnings of US$3,126,185 and the Company intends to permanently reinvest the remaining undistributed earnings.
The Group did not identify any significant unrecognized tax benefits for the years ended May 31, 2024, 2025 and 2026. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.
According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB100) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.